Sales - Trade receivables - Net book value reconciliation (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenue [abstract]
Net book value of trade receivables in the opening balance	€ 4,964	€ 4,876	€ 4,612
Business related variations	267	(87)	59
Changes in the scope of consolidation	6	78	189
Translation adjustment	(33)	(122)	21
Reclassifications and other items	(29)	219	(5)
Reclassification to assets held for sale	0	0	0
Net book value of trade receivables in the closing balance	€ 5,175	€ 4,964	€ 4,876